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                                    FORM 13F

                                                      ..........................
                                  OMB Approval
                                                      ..........................
                              OMB Number: 3235-0006
                            Expires: October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 1999

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                                 Managing Member
                                 (415) 421-2132


                                /s/ Meridee Moore
                            San Francisco, California
                                  May 14, 1999

                                  Report Type:
                               13F HOLDINGS REPORT


                               Page 1 of 4 Pages


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                              Form 13F Summary Page

                                 Report Summary:


                       Number of Other Included Managers:

                                        1

                    Form 13F Information Table Entry Total:

                                       71

                    Form 13F Information Table Value Total:
                              $978,130 (thousands)

**Certain risk arbitrage positions have been omitted from the Reporting Manager's Form 13F and filed separately with the Commission in accordance with the Instructions to Form 13F and Rule 24b-2 of the Exchange Act Rules.**

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-6372
Name: Farallon Partners, L.L.C.

                               Page 2 of 4 Pages

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                           FORM 13 F INFORMATION TABLE

     Column 1        Column 2    Column 3  Column 4            Column 5              Column 6   Column 7            Column 8
     --------        --------    --------  --------            --------              --------   --------            --------
  Name of Issuer     Title of     CUSIP     Value    Shrs or Prn  SH/PRN  Put/Call  Investment   Other          Voting Authority
                      Class                (x$1000)      Amt                        Discretion  Managers    Sole      Shared    None


Allergan Specialty     CL A      018494104    9,108     952,521      SH              Defined       1      952,521
Therap
Alza Corp Del          COM       022615108    8,550     223,520      SH              Defined       1      223,520
America Online Inc     COM       02364J104   19,737     135,188      SH              Defined       1      135,188
Del
AMP Inc                COM       031897101  108,459   2,020,199      SH              Defined       1    2,020,199
Amphenol Corp New      CL A      032095101   15,453     403,988      SH              Defined       1      403,988
Anacomp Inc Del        COM       032371106    3,710     230,070      SH              Defined       1      230,070
Astra AB             SPONSOR     046298105    8,529     365,000      SH              Defined       1      365,000
                       ADR A
AT&T Corp              COM       001957109   55,354     693,553      SH              Defined       1      693,553
Axogen Ltd             COM       G0690R108   23,366     750,700      SH              Defined       1      750,700
Bandag Inc             COM       059815100    2,770      98,500      SH              Defined       1       98,500
British Amern Tob    SPONSORED   110448107    1,788     100,000      SH              Defined       1      100,000
Plc                    ADR
Brylane Inc            COM       117661108    2,619     108,000      SH              Defined       1      108,000
California Fed Bk    CONT LITIG  130209604      693      63,000      SH              Defined       1       63,000
FSB Los Angl           REC
Capital Pac Hdgs       COM       14040M104    2,810   7,024,627      SH              Defined       1    7,024,627
Inc
Chicago Title Corp     COM       168228104    2,561      70,400      SH              Defined       1       70,400
City Investing Co    UNIT BEN    177900107   14,866  11,463,129      SH              Defined       1   11,463,129
Liq Tr                 INT
Clinichem  Dev Inc     CL A      186906103    1,705     267,500      SH              Defined       1      267,500
Coast Federal          RT        19034Q110    1,020     179,400      SH              Defined       1      179,400
Litigation Tr
Consorcio G Grupo    SUB DB CONV 210306AB2   16,690  37,193,000     PRN              Defined       1   37,193,000
Dina S A CV            8%04
Crescendo              CL A      225637107   16,563   1,137,345      SH              Defined       1    1,137,345
Pharmaceuticals Corp
Cypress              SUB NT CV   232806AB5   26,028  29,000,000     PRN              Defined       1   29,000,000
Semiconductor Corp     144A02
Cypress              SUB NT CONV 232806AD1    2,244   2,500,000     PRN              Defined       1    2,500,000
Semiconductor Corp     6%02
Eagle Hardware &       COM       26959B101   24,314     636,700      SH              Defined       1      636,700
Garden Inc
El Paso Elec Co      COM NEW     283677854    2,837     372,100      SH              Defined       1      372,100
Elan Plc              WT EXP     284131703   27,809     650,500      SH              Defined       1      650,500
                      123101
Enersis S A          SPONSORED   29274F104   21,390     797,775      SH              Defined       1      797,775
                       ADR
Envoy Corp New         COM       293982104   45,418   1,017,879      SH              Defined       1    1,017,879
Federated Dept         COM       31410H101      225       5,611      SH              Defined       1        5,611
Stores Inc Del
First Wash Rlty Tr     COM       337489504    5,197     242,446      SH              Defined       1      242,446
Inc
First Wash Rlty Tr   PFD A CV    337489603   11,915     439,246      SH              Defined       1      439,246
Inc                    9.75%
Fisher Scientific    COM NEW     338032204   18,350   1,056,140      SH              Defined       1    1,056,140
Intl Inc
General                COM       370787103    5,128     707,300      SH              Defined       1      707,300
Semiconductor Inc
Golden St Bancorp     WT EXP     381197136    3,547     732,320      SH              Defined       1      732,320
Inc                   000000
Golden St Bancorp      COM       381197102   21,923     985,320      SH              Defined       1      985,320
Inc
Healthcare Financial   COM       42219W108    8,365     320,200      SH              Defined       1      320,200
Partners
Integrated Device    SUB NT CV   458118AA4      631     915,000     PRN              Defined       1      915,000
Technology             5.5%02
Intelligent Polymers UNIT EX     45815V200   12,857     465,400      SH              Defined       1      465,400
Ltd                   093000
International          ORD       458978103   13,721   1,742,300      SH              Defined       1    1,742,300
Comfort Prods Cp
Isle of Capris         COM       464592104      225      50,000      SH              Defined       1       50,000
Casinos Inc
Jacor Communications   CL A      469858401   81,552   1,073,940      SH              Defined       1    1,073,940
Inc
Kaynar Technologies    COM       486605108    5,816     207,700      SH              Defined       1      207,700
Koger Equity Inc       COM       500228101    7,778     578,800      SH              Defined       1      578,800
Korn Ferry Intl      COM NEW     500643200    1,509     115,000      SH              Defined       1      115,000

                                Page 3 of 4 Pages
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

Ladish Inc           COM NEW     505754200      619      90,100      SH              Defined       1       90,100
Lam Resh Corp        SB NT CV    512807AB4   31,960  37,600,000     PRN              Defined       1   37,600,000
                      144A 02
Ligand                 CL B      53220K207    7,712     941,898      SH              Defined       1      941,898
Pharmaceuticals Inc
LucasVarity Plc      SPONSORED   549395101    6,707     144,500      SH              Defined       1      144,500
                       ADR
MacMillan Bloedel      COM       554783209   10,873     983,800      SH              Defined       1      983,800
Ltd
MCI Worldcom Inc       COM       55268B106    4,830      54,572      SH              Defined       1       54,572
Midas Group Inc        COM       595626102    4,873     146,000      SH              Defined       1      146,000
Momentum Business      CL A      60877P108    3,819     436,500      SH              Defined       1      436,500
Apps Inc
Nab Asset Corp       COM PAR     628712200      319     283,832      SH              Defined       1      283,832
                      $0.10
Nielsen Media Resh   COM NEW     653929307   23,011     932,098      SH              Defined       1      932,098
Inc
Northwestern Stl &   COM NEW     668367204      762     738,700      SH              Defined       1      738,700
Wire Co
Pharmaceutical         COM       717123103    2,828     191,700      SH              Defined       1      191,700
Marketing Svcs
Quintiles              COM       748767100    1,451      38,700      SH              Defined       1       38,700
Transnational Corp
RJR Nabisco Holdings COM NEW     74960K876    1,650      66,000      SH              Defined       1       66,000
Corp
Rohn Inds Inc          COM       775381106      905     408,000      SH              Defined       1      408,000
Santa Isabel S A     SPONSORED   802233106      433      49,467      SH              Defined       1       49,467
                       ADR
Sealed Air Corp New  PFD CV      81211K209   45,961     928,506      SH              Defined       1      928,506
                       A $2
Solutia Inc            COM       834376105    6,210     357,400      SH              Defined       1      357,400
Spiros Dev Corp II   UNIT EX     848935201    9,667   1,120,800      SH              Defined       1    1,120,800
Inc / Dura            123102
Telephone & Data Sys   COM       879433100   14,381     255,100      SH              Defined       1      255,100
Inc
TIG Hldgs Inc          COM       872469101   16,370   1,003,500      SH              Defined       1    1,003,500
Union Camp Corp        COM       905530101      336       5,000      SH              Defined       1        5,000
United States Filter COM NEW     911843209   26,932     879,400      SH              Defined       1      879,400
Corp New
United Stationers      COM       913004107   24,521   1,634,700      SH              Defined       1    1,634,700
Inc
Usec Inc               COM       90333E108    2,711     199,000      SH              Defined       1      199,000
Vesta Ins Group Inc    COM       925391104    1,110     214,000      SH              Defined       1      214,000
Xylan Corp             COM       984151100   31,622     859,000      SH              Defined       1      859,000
YPF Sociedad Anonima SPON ADR    984245100   30,426     964,000      SH              Defined       1      964,000
                       CL D

                                Page 4 of 4 Pages


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